TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
INCOME TAXES
NOTE 15 -         TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31,2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In the event of distribution of a dividend from income which was tax exempt as above, the company would have to pay corporate taxes at the rate of 25% tax in respect of the amount distributed. As of December 31, 2015, the company had accumulated a total amount of approximately $1,723 of exempt income which will be charged for $431 of the corporate tax if will be distributed as dividend.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies' from ‘Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. As with dividends distributed from taxable income derived from an Approved or Benefited Enterprises during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

TAT is located in area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014 and thereafter.

Turbochrome is located in area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013, and 9% in 2014 and thereafter.

b.	Corporate tax rate in Israel

The income of the Israeli companies is taxed in Israel at the regular corporate tax rates which were 25% in 2013 and 26.5% for 2014 and 2015.

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No.216) was published, enacting a reduction of corporate tax rate beginning in 2016 and thereafter, from 26.5% to 25%. There is no impact on the financial statements of the Company as a result of the changes in the Israeli corporate tax rate.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

c.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The statutory tax rate for 2015, 2014, and 2013 was 38%.

d.	Tax assessments

TAT's income tax assessments are considered final through 2011.

Turbochrome income tax assessments are considered final through 2013.

Limco-Piedmont income tax assessments are considered final through 2011.

TAT-GAL which was incorporated in 2008 has not received final tax assessment yet.

e.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2015	2014	2013
Income before taxes on income as reported in the statements of income	$5,256	$2,525	$5,247

Statutory tax rate in Israel	26.5%	26.5%	25%

Theoretical taxes on income	$1,393	$669	$1,312

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	224	457	453
Reduced tax rate on income derived from "Preferred Enterprises" plans	146	156	(255)
Change in enacted tax rates	-	-	34
Exempt income (Bargain purchase)	(1,281)	-	-
Valuation allowance	(75)	(100)	294
Tax in respect of prior years	(12)	(44)	(342)
Permanent differences	249	222	(455)
Taxes on income as reported in the statements of income	$644	$1,360	$1,041

f.	Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$3,840	$(1,659)	$1,942
Foreign (United States)	1,416	4,184	3,305

	$5,256	$2,525	$5,247

g.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2015	2014	2013
Current:
Domestic (Israel)	$225	$(94)	$160
Foreign (United States)	452	237	334

	677	143	494
Deferred:
Domestic (Israel)	(170)	(36)	15
Foreign (United States)	149	1,297	874

	(21)	1,261	889
Previous years:
Domestic (Israel)	-	-	(209)
Foreign (United States)	(12)	(44)	(133)

	(12)	(44)	(342)

	$644	$1,360	$1,041

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2015	2014
Deferred tax assets (liabilities):
Provision for doubtful accounts	$100	$47
Unrealized gains	140	174
Provisions for employee benefits	300	259
Inventory	1,114	957
Goodwill and intangible assets	462	533
Property, plant and equipment	-	21
Provisions for employee benefits and other temporary differences	36	26
Tax credits carryforward	693	558
Capital and state tax losses carryforward	3,449	3,574
Net operating losses carryforward	553	373
Other	204	296
Deferred tax assets, before valuation allowance	$7,051	$6,818
Valuation allowance	(3,449)	(3,574)
Deferred tax assets, net	$3,602	$3,244

Property, plant and equipment and intangible assets	(2,473)	(1,735)
Other temporary differences deferred tax liabilities	(501)	(630)
Deferred tax liabilities	$(2,974)	$(2,365)

Net	628	879

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2012	1,823
Addition charged to expenses	1,483

Balance, December 31, 2013	3,306
Addition charged to expenses	268

Balance, December 31,2014	3,574
Deductions charged to expenses	(125)

Balance, December 31,2015	$3,449

TAT does not intend to distribute earnings of a foreign subsidiary aggregating up to approximately $17,601 (tax earnings and profits) as of December 31, 2015, and accordingly, no deferred tax liability has been established relative to these earnings. If such profits and earnings are distributed by cash dividend, it would be taxed at tax rate applicable to such distribution (12.5%) and an income tax liability of up to approximately $2,200 would be incurred as of December 31, 2015.

TAT does not intend to distribute tax-exempt earnings deriving from its Approved Enterprise aggregating approximately $1,723 as of December 31, 2015, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $431 would be incurred as of December 31, 2015.